Other Receivables, net of Allowance for Losses (Tables) (Predecessor)	12 Months Ended
Dec. 31, 2012
Predecessor
Schedule of other receivables

	December 31, 2011	December 31, 2012
Advances receivable	$1,994	$2,996
Notes receivable	6,505	6,642
Tax withholding receivables on lottery winnings	1,208	2,461
Due from affiliates	593	324
Other	1,161	999
	11,461	13,422
Less allowance for losses	(108)	(276)
Other receivables, net	$11,353	$13,146

Schedule of activity in the allowance for doubtful accounts for other receivables
	December 31, 2011	December 31, 2012
Balance, beginning	$—	$(108)
Provision for loss	(72)	(105)
Recoveries	8	(101)
Other	(44)	38
Balance, ending	$(108)	$(276)